Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	¥ 67,173		¥ 51,958
Other deposits and advances received	25,443		10,447
Accrued bonus and staff costs, including sales commission	16,860		14,034
Payable to merchants and third party marketing affiliates	15,763		12,554
Payables and accruals for purchases of property and equipment	7,613		5,548
Other taxes payable	5,479		3,448
Amounts due to related companies	4,875		4,570
Contingent and deferred consideration in relation to investments and acquisitions	4,680		3,301
Operating lease liabilities (Note 7)	¥ 2,766
Operating lease liabilities, Statement of Financial Position	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent
Accrued professional services and administrative expenses	¥ 2,176		2,361
Accrued donations	1,806		1,738
Accrual for interest expense	869		924
Others	6,033		6,828
Current accrued expenses, accounts payable and other liabilities	161,536	$ 22,813	117,711
Non-current:
Operating lease liabilities (Note 7)	¥ 19,091
Operating lease liabilities, Statement of Financial Position	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
Contingent and deferred consideration in relation to investments and acquisitions	¥ 4,850		3,872
Others	1,322		2,315
Other liabilities	¥ 25,263	$ 3,567	6,187
Other current liabilities
Current:
Settlement provision			¥ 1,679	$ 250